Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Nov. 17, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2014